UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Item 1.    Schedule of Investments.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2015

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 148.0%
Equity Investments(1) — 148.0%
United States — 148.0%
Midstream MLP(2) — 116.8%
Antero Midstream Partners LP	75	$1,737
Arc Logistics Partners LP	502	8,009
Buckeye Partners, L.P.	117	8,231
Columbia Pipeline Partners LP	89	1,767
Crestwood Midstream Partners LP(3)	734	5,733
DCP Midstream Partners, LP	464	13,084
Enbridge Energy Management, L.L.C.(4)	48	1,353
Energy Transfer Partners, L.P.(5)	1,121	55,075
EnLink Midstream Partners, LP	236	4,160
Enterprise Products Partners L.P.(5)	1,137	31,971
EQT Midstream Partners, LP	42	3,283
Global Partners LP	205	6,609
Magellan Midstream Partners, L.P.	55	3,910
MarkWest Energy Partners, L.P.(6)(7)	321	18,072
Midcoast Energy Partners, L.P.	390	4,599
ONEOK Partners, L.P.	935	30,238
PennTex Midstream Partners, LP	46	837
Plains All American Pipeline, L.P.(6)	246	8,854
Shell Midstream Partners, L.P.	176	6,945
Sprague Resources LP	191	4,625
Summit Midstream Partners, LP	197	4,351
Sunoco Logistics Partners L.P.	173	5,842
Tallgrass Energy Partners, LP	152	7,182
Targa Resources Partners LP	146	4,394
USD Partners LP	102	1,143
Western Gas Partners, LP	300	17,649
Williams Partners L.P.(8)	737	29,365

		289,018

Midstream Company — 12.3%
Kinder Morgan, Inc.	781	25,303
Spectra Energy Corp	86	2,506
Tallgrass Energy GP, LP	37	1,044
Targa Resources Corp.	26	1,698

		30,551

GP MLP — 9.8%
Alliance Holdings GP, L.P.	12	429
Energy Transfer Equity, L.P.(8)	132	3,708
EQT GP Holdings, LP	30	976
Plains GP Holdings, L.P.(6)(9)	918	17,984
Western Gas Equity Partners, LP	20	1,080

		24,177

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2015

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Shipping MLP — 3.7%
Capital Product Partners L.P.	152	$1,076
Capital Product Partners L.P. — Class B Units(10)(11)	606	5,067
Dynagas LNG Partners LP	93	1,328
Golar LNG Partners LP	94	1,858

		9,329

Other — 5.4%
CSI Compressco LP	23	346
Enduro Royalty Trust	47	139
Exterran Partners, L.P.	168	3,660
Natural Resource Partners L.P.	1,074	3,661
Natural Resource Partners L.P. — held in escrow(10)(12)	410	1,360
SunCoke Energy Partners, L.P.	164	2,172
USA Compression Partners, LP	99	1,989

		13,327

Total Long-Term Investments — 148.0% (Cost — $327,641)		366,402

Debt		(70,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(25,000)
Deferred Tax Liability		(30,881)
Income Tax Receivable		430
Other Assets in Excess of Other Liabilities		6,553

Net Assets Applicable to Common Stockholders		$247,504

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	On September 30, 2015, Crestwood Equity Partners LP (“CEQP”) and Crestwood Midstream Partners LP (“CMLP”) completed their merger. CMLP unitholders received 2.75 units of CEQP for each CMLP unit that they owned.

(4)	All or a portion of dividends or distributions are paid-in-kind.

(5)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(6)	The Company believes that it is an affiliate of MarkWest Energy Partners, L.P., Plains GP Holdings, L.P. (“Plains GP”) and Plains All American Pipeline, L.P.

(7)	On July 13, 2015, MPLX LP (“MPLX”) and MarkWest Energy Partners, L.P. (“MWE”) announced the signing of a definitive merger agreement whereby MWE would become a wholly owned subsidiary of MPLX. Under the terms of the agreement, common unitholders of MWE will receive 1.09 MPLX common units and a cash payment of $3.37 for each MWE common unit they own.

(8)	On September 28, 2015, Energy Transfer Equity, L.P. (“ETE”) announced an agreement to combine with The Williams Companies, Inc. (“WMB”). WMB is the general partner of Williams Partners L.P. (“WPZ”). In conjunction with this announcement, WPZ announced the termination of the merger agreement between WMB and WPZ.

(9)	The Company holds an interest in Plains AAP, L.P. (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.

(10)	Fair valued security, restricted from public sale.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21775 per unit for the third quarter of fiscal 2015.

(12)	On October 1, 2014, the Company received 1,983 Natural Resource Partners L.P. (“NRP”) common units as consideration for its equity interests in VantaCore Partners LP, a private MLP. Of the 1,983 common units received as consideration, 410 common units were placed in escrow to cover potential indemnification claims. On October 1, 2015, 205 common units (50% of the amount held in escrow) were released, with the balance to be released six months thereafter.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2015

(amounts in 000’s)

(UNAUDITED)

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2015, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments
Plains GP Holdings, L.P.(1)
Partnership Interests	(2)	(3)	918	$3,050	$17,984	$19.59	7.3%	4.6%

Level 3 Investments(4)
Capital Product Partners L.P.
Class B Units	(2)	(5)	606	$4,075	$5,067	$8.36	2.0%	1.3%
Natural Resource Partners L.P.(6)
Common Units — held in escrow	10/1/14	(5)	410	5,598	1,360	3.32	0.6	0.3

Total				$9,673	$6,427		2.6%	1.6%

Total of all restricted securities				$12,723	$24,411		9.9%	6.2%

(1)	The Company values its investment in Plains AAP, L.P. (“PAA GP”) on an “as exchanged” basis based on the public market value of Plains GP Holdings, L.P. (“Plains GP”).

(2)	Security was acquired at various dates during the nine months ended August 31, 2015 and/or in prior fiscal years.

(3)	The Company’s investment in PAA GP is exchangeable into shares of Plains GP on a one-for-one basis at the Company’s option. Upon exchange, the shares of Plains GP will be free of any restriction.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	The Company’s investment in NRP includes 409,617 NRP common units that are in escrow to cover potential indemnification claims. On October 1, 2015, 204,809 common units (50% of the units held in escrow) were released, with the balance to be released six months thereafter.

At August 31, 2015, the cost basis of investments for federal income tax purposes was $274,801. At August 31, 2015, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$109,396
Gross unrealized depreciation of investments	(17,795)

Net unrealized appreciation	$91,601

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2015, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		One or More Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$366,402	$341,991	$17,984	(1)	$6,427

(1)	The Company’s investment in PAA GP is exchangeable into shares of Plains GP Holdings, L.P. (“Plains GP”) on a one-for-one basis at the Company’s option. Plains GP trades on the NYSE under the ticker “PAGP”. The Company values its investment in PAA GP on an “as exchanged” basis based on the public market value of Plains GP and categorizes its investment as a Level 2 security for fair value reporting purposes.

The Company did not have any liabilities that were measured at fair value on a recurring basis at August 31, 2015. For the nine months ended August 31, 2015, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2015.

Equity Investments
Balance — November 30, 2014	$50,996
Realized gains (losses)	—
Unrealized gains (losses), net	(8,676)
Purchases	9,444
Issuances	107
Transfers out to Level 1 and 2	(45,444)

Balance — August 31, 2015	$6,427

The $8,676 of net unrealized losses relate to investments that are still held at August 31, 2015.

The purchases of $9,444 for the nine months ended August 31, 2015 relate to the Company’s PIPE investments in Arc Logistics Partners LP (“ARCX”) and Shell Midstream Partners, L.P. (“SHLX”) that were both made in May 2015. The issuance of $107 for the nine months ended August 31, 2015 relate to additional units received from ARCX.

The transfers out of $45,444 relate to the Company’s investment in ARCX, SHLX, Plains AAP, L.P. (“PAA GP”) and Natural Resource Partners L.P. (“NRP”). ARCX and SHLX became marketable during the third quarter of fiscal 2015 when the respective companies filed effective shelf registrations. PAA GP became marketable during the first quarter of fiscal 2015 when its 15-month lock-up expired. The 1,573,573 common units of NRP became marketable during the second quarter of fiscal 2015 when its six-month lock-up expired.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2015, the Company had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	99.4%
Equity securities	100.0%
Securities of MLPs (1)	89.1%
Largest single issuer	15.0%
Restricted securities	6.7%

(1)	Securities of MLPs consist of preferred and common units of private entities structured as limited partnerships and publicly traded energy-related master limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and their affiliates.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 30, 2015 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2.    Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule  30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 29, 2015

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 29, 2015